Stock-based compensation - Share Based Payment Arrangement (Details) - 2021 Incentive Award Plan	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 shares	Dec. 31, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | shares	620,675
Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options ending (in shares) | $			442,789
Option | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options beginning (in shares)	442,789		442,789	0
Balance at the beginning (in dollars per share)		$ 25.00			$ 0
Granted	442,789		107,074	442,789
Granted (in dollars per share)		17.39			25.00
Forfeited			0	0
Outstanding stock options ending (in shares)			549,863	442,789
Balance at the end (in dollars per share)		$ 23.52			$ 25.00